Provisions for judicial and administrative proceedings, commitments and other provisions (Tables)	12 Months Ended
Dec. 31, 2021
The breakdown of the balance of Provisions

The breakdown of the balance of “Provisions” is as follows:

Thousand of reais	2021	2020	2019

Pension fund provisions and similar requirements	2,728,126	3,929,265	4,960,620
Provisions for lawsuits and administrative proceedings, commitments and other provisions	8,876,356	9,885,713	11,371,205
Judicial and administrative proceedings under the responsibility of former controlling stockholders (Note 15)	496	496	103,272
Judicial and administrative proceedings	7,668,914	8,648,892	9,226,735
Of which:
Civil	3,231,004	3,429,155	3,201,061
Labor	2,071,811	2,886,990	3,504,296
Tax and Social Security	2,366,099	2,332,747	2,521,378
Provisions for contingent commitments (Note 22.b.1)	908,027	724,779	683,918
Others provisions	298,919	511,546	1,357,280
Total	11,604,482	13,814,978	16,331,825

Changes in Provisions

The changes in “Provisions” were as follows:

Thousand of reais	2021

	Pensions (1)	Other Provisions	Total
Balance at beginning of year	3,929,265	9,885,713	13,814,978
Additions charged to income:
Interest expense and similar charges	217,413	-	217,413
Personnel Expenses (Note 39)	8,619	-	8,619
Constitutions / Reversals and Adjustment of provisions	(1,618)	1,997,788	1,996,170
Other Comprehensive Income	(833,511)	-	(833,511)
Additions to provisions for contingent commitments	-	183,248	183,248
Payments to external funds	(619,086)	-	(619,086)
Amount paid	-	(3,222,395)	(3,222,395)
Transfer to other assets - actuarial assets (Note 15)	27,045	-	27,045
Transfers, exchange differences and other changes	-	32,002	32,002
Balance at end of year	2,728,126	8,876,356	11,604,482

Thousand of reais	2020

	Pensions (1)	Other Provisions	Total
Balance at beginning of year	4,960,620	11,365,589	16,326,209
Additions charged to income:
Interest expense and similar charges	276,933	-	276,933
Personnel Expenses (Note 39)	10,046	-	10,046
Constitutions / Reversals and Adjustment of provisions	13,044	1,565,402	1,578,446
Other Comprehensive Income	(1,133,245)	-	(1,133,245)
Additions to provisions for contingent commitments	-	40,861	40,861
Payments to external funds	(215,829)	-	(215,829)
Amount paid	-	(3,136,423)	(3,136,423)
Transfer to other assets - actuarial assets (Note 15)	17,695	-	17,695
Transfers, exchange differences and other changes	-	50,284	50,284
Balance at end of year	3,929,265	9,885,713	13,814,978

Thousand of reais	2019

	Pensions (1)	Other Provisions		Total
Balance at beginning of year	3,357,654	11,338,244		14,695,898
Additions charged to income:
Interest expense and similar charges	314,596	-		314,596
Personnel Expenses (Note 39)	10,917	-		10,917
Constitutions / Reversals and Adjustment of provisions	21,523	2,936,187		2,957,710
Other Comprehensive Income	1,416,815	-		1,416,815
Additions to provisions for contingent commitments	-	(57,651)		(57,651)
Payments to external funds	(183,899)	-		(183,899)
Amount paid	-	(2,865,087)		(2,865,087)
Transfer to other assets - actuarial assets (Note 15)	23,014	-		23,014
Transfers, exchange differences and other changes	-	19,512	-	19,512
Balance at end of year	4,960,620	11,371,205		16,331,825
(1)	For further information, see note 22. Provisions for pension funds and similar obligations.

Movement of provisions

According to note 1.iii, IFRS 9 requires that the provision for expected credit losses be recorded for contracts of financial guarantees rendered, which have not yet been honored. Provision expense reflecting credit risk should be measured and accounted for when the honor of these guarantees occurs and the client accused does not comply with its contractual obligations. The movement of these provisions in 2021 and 2020 is as follows:

Thousand of reais	2021	2020	2019

Balance at beginning of year	724,779	683,918	626,267
Creation of provision for contingent commitments	183,248	40,861	57,651
Balance at end of year	908,027	724,779	683,918